Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Effects of ASC 606

The effect of retrospectively applying ASC 606 is detailed below:

	As previously Reported	New Revenue Standard Adjustment	As Adjusted
Impact on Assets and liabilities
Refund liabilities	$—	$2,093	$2,093
Allowance for sales returns and discounts*	2,093	(2,093)	—

Total effect on Assets and liabilities	$2,093	$—	$2,093

*

Prior to the application of ASC 606, the Company recognized the estimation of sales returns and allowance as a credit to accounts receivables. Under ASC 606, the Company recognizes such estimation as refund liability.

Components of Accumulated Other Comprehensive Income (Loss)

The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2016, 2017 and 2018:

	Year Ended December 31, 2016			Year Ended December 31, 2017			Year Ended December 31, 2018
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	1,486	(853)	633	(69)	(963)	(1,032)	3,321	(678)	2,643
Current-period change	(1,555)	(110)	(1,665)	3,390	285	3,675	(2,148)	—	(2,148)

Ending balance	(69)	(963)	(1,032)	3,321	(678)	2,643	1,173	(678)	495